Filed with the Securities and Exchange Commission on August 8, 2012

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 445	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 447	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 445 to the Advisors Series Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 442 on Form N-1A filed July 25, 2012.  This PEA No. 445 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in PEA No. 442 to the Trust’s Registration Statement with respect to the Trust’s series:  the Coldstream Dividend Growth Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 445 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 445 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 8th day of August, 2012.

Advisors Series Trust

By: /s/ Douglas G. Hess
     Douglas G. Hess
     President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 445 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Sallie P. Diederich*	Trustee	August 8, 2012
Sallie P. Diederich

Donald E. O’Connor*	Trustee	August 8, 2012
Donald E. O’Connor

George J. Rebhan*	Trustee	August 8, 2012
George J. Rebhan

George T. Wofford*	Trustee	August 8, 2012
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	August 8, 2012
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	August 8, 2012
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	August 8, 2012
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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